SUBSEQUENT EVENTS	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 5. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

NOTE 7. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On April 20, 2026, the Parent, Holdings, Merger Sub I, Merger Sub II, and Forge Nano, Inc., a Delaware corporation (“Forge Nano”), entered into a merger agreement (the “Merger Agreement”). Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, the Parent will re-domicile and become a Delaware corporation by merging with Holdings (the “Reincorporation”), following which the separate corporate existence of the Parent will cease and Holdings will continue as the surviving corporation. At the effective time of the Reincorporation, Holdings will adopt Delaware organizational documents, which will provide, among other things, that the name of Holdings will be changed to “Forge Nano Holdings Inc.” At least one day following the effective time of the Reincorporation, Merger Sub I will merge with and into Forge Nano (the “First Company Merger”), with Forge Nano surviving (the “Initial Surviving Corporation”) and as a result of which the holders of the issued and outstanding capital stock of Forge Nano will receive shares of Holdings common stock in exchange for the issued and outstanding capital stock of Forge Nano. As a result of the First Company Merger, Forge Nano will become a wholly-owned subsidiary of Holdings. Immediately following the effective time of the First Company Merger, the Initial Surviving Corporation will merge with and into Merger Sub II, with Merger Sub II surviving and Holdings acquiring one membership interest in the Surviving Company and such membership interest will constitute the only outstanding equity of the surviving company.

In connection with the execution of the Merger Agreement, the Company, Holdings and Forge Nano entered into a subscription agreement with an accredited investor (the “Investor”), pursuant to which Holdings will, substantially concurrently with, and contingent upon, the consummation of the Business Combination, sell an aggregate of 10,000,000 shares of Holdings common stock and warrants to purchase an aggregate of 15,000,000 shares of Holdings common stock to the Investor, each with an exercise price of $10.00 (subject to adjustments) for an aggregate purchase price of $100,000,000.